Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Plan assets:
Balances at end of year	$ 732,523	$ 700,473	$ 632,917
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	228,350	248,333	245,301
Other accruals	(471,761)	(442,030)	(430,924)
Other long-term liabilities	(612,913)	(551,633)	(372,783)
Domestic Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	415,163	371,195	323,553
Projected benefit obligations
Balances at beginning of year	390,257	339,275	315,513
Service cost	17,933	16,906	17,070
Interest cost	18,602	18,028	18,124
Actuarial losses (gains)	8,428	41,739	12,068
Acquisitions of businesses and other	1,194		1,086
Benefits paid	(26,385)	(25,691)	(24,586)
Balances at end of year	410,029	390,257	339,275
Plan assets:
Balances at beginning of year	634,725	577,047	503,487
Actual returns on plan assets	6,123	83,369	98,146
Benefits paid	(26,385)	(25,691)	(24,586)
Balances at end of year	614,463	634,725	577,047
Excess (deficient) plan assets over projected benefit obligations	204,434	244,468	237,772
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	218,676	244,468	242,604
Other accruals	0	0	0
Other long-term liabilities	(14,242)	0	(4,832)
Total	204,434	244,468	237,772
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(211,752)	(179,871)	(198,134)
Prior service costs	(5,206)	(5,647)	(7,307)
Total recognized in Cumulative other comprehensive loss	(216,958)	(185,518)	(205,441)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	4.40%	4.97%	5.50%
Rate of compensation increase	4.00%	4.00%	4.00%
Weighted-average assumptions used to determine net pension costs (credits):
Discount rate	4.97%	5.50%	6.10%
Expected long-term rate of return on assets	7.50%	7.50%	7.50%
Rate of compensation increase	4.00%	4.00%	4.00%
Foreign Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	121,137	67,964	59,226
Projected benefit obligations
Balances at beginning of year	85,936	75,175	44,893
Service cost	3,055	2,061	1,226
Interest cost	5,954	4,266	3,036
Actuarial losses (gains)	11,395	(6,950)	18,484
Acquisitions of businesses and other	42,131	14,378	2,745
Effect of foreign exchange	(3,760)	(1,063)	6,427
Benefits paid	(3,246)	(1,931)	(1,636)
Balances at end of year	141,465	85,936	75,175
Plan assets:
Balances at beginning of year	65,748	55,870	38,603
Actual returns on plan assets	987	5,935	3,853
Acquisitions of businesses and other	57,761	7,085	9,902
Effect of foreign exchange	(3,190)	(1,211)	5,148
Benefits paid	(3,246)	(1,931)	(1,636)
Balances at end of year	118,060	65,748	55,870
Excess (deficient) plan assets over projected benefit obligations	(23,405)	(20,188)	(19,305)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	9,674	3,865	2,697
Other accruals	(829)	(272)	(497)
Other long-term liabilities	(32,250)	(23,781)	(21,505)
Total	(23,405)	(20,188)	(19,305)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(26,994)	(11,930)	(24,873)
Prior service costs	0	0	(28)
Total recognized in Cumulative other comprehensive loss	$ (26,994)	$ (11,930)	$ (24,901)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	4.94%	5.45%	5.78%
Rate of compensation increase	4.05%	4.06%	3.85%
Weighted-average assumptions used to determine net pension costs (credits):
Discount rate	5.48%	5.57%	6.85%
Expected long-term rate of return on assets	6.12%	5.46%	6.25%
Rate of compensation increase	4.06%	3.74%	3.93%